SHAREHOLDERS' EQUITY (Summary of Options Data) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted	$ 127.36	$ 68.91	$ 53.67
Total intrinsic value of the options exercised	$ 114,113	$ 436,187	$ 128,003
Total fair value of shares vested	$ 49,045	$ 40,367	$ 33,316